Form N-CSR Cover	6 Months Ended
Apr. 30, 2025
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	HARDING LOEVNER FUNDS INC
Entity Central Index Key	0001018170
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025